Summary of Significant Accounting Policies (Details)	10 Months Ended
Dec. 31, 2020 USD ($) shares
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs amounting	$ 473,433
Tax provision	0
Federal depository insurance coverage limit	250,000
Allocation of initial public offering transaction costs related to warrant liability	821,951
Dilutive Securities, Effect on Basic Earnings Per Share	0
Initial Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs amounting	$ 27,819,333
Class A ordinary shares
Summary of Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	25,065,666